Indebtedness - Carrying Value of Convertible Notes (Parenthetical) (Detail) - Convertible Senior Notes [Member] - 4.25% notes due 2018 [Member]	12 Months Ended
	Jan. 31, 2017	Nov. 05, 2013
Schedule Of Convertible Notes [Line Items]
Remaining period over which unamortized debt discount will be amortized	21 months
Percentage of effective interest rate	9.00%	8.00%